Loss per share (Tables)	12 Months Ended
Sep. 30, 2021
Loss per share
Schedule of earnings and share data used in the basic and diluted loss per share computation

	Year Ended	Year Ended
	September 30,	September 30,
	2021	2020
Net income (loss) from continuing operations	$(6,174)	$(3,703)
Net income (loss) from discontinued operations	—	(869)
Basic weighted average number of shares	30,438	22,721
Diluted weighted average number of shares	30,438	22,721
Basic – continuing operations	$(0.20)	$(0.16)
Diluted – continuing operations	$(0.20)	$(0.16)
Basic – discontinuing operations	$—	$(0.04)
Diluted – discontinuing operations	$—	$(0.04)
Total - Basic	$(0.20)	$(0.20)
Total - Diluted	$(0.20)	$(0.20)